Financial Statement Details	12 Months Ended
Jun. 28, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Details	Financial Statement Details
Accounts Receivable, net
Accounts receivable, net consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Billed trade receivables	$71.5	$68.1
Unbilled contract receivables	1.2	0.7
Royalties	0.4	0.6
	73.1	69.4
Allowance for bad debts	(0.7)	(0.2)
Accounts receivable, net	$72.4	$69.2
Changes in the Company’s allowance for bad debts were as follows:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Balance at beginning of period	$0.2	$0.2	$0.1
Current period provision change	0.6	—	0.2
Write-offs, net of recoveries	(0.1)	—	(0.1)
Balance at end of period	$0.7	$0.2	$0.2
Inventories
Inventories consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Raw material	$36.9	$31.5
Work-in-progress	73.9	65.3
Finished goods	11.1	15.0
Inventories	$121.9	$111.8
In addition to inventory held by the Company associated with the Wolfspeed business, the Company holds inventory related to a future Wafer Supply Agreement to be entered into in connection with the LED Business Divestiture as well as unallocated inventoried costs consisting primarily of manufacturing employees’ stock-based compensation, profit sharing and quarterly or annual incentive compensation, matching contributions under the Company’s 401(k) plan, and acquisition related costs.

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Wolfspeed	$97.3	$81.6
Inventory related to future Wafer Supply Agreement	19.0	23.6
Unallocated inventories	5.6	6.6
Inventories	$121.9	$111.8
Property and Equipment, net
Property and equipment, net consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Machinery and equipment	$859.9	$842.3
Land and buildings	363.1	345.2
Computer hardware/software	46.8	42.0
Furniture and fixtures	8.1	8.6
Leasehold improvements and other	9.7	3.8
Vehicles	0.6	0.7
Finance lease assets	15.4	—
Construction in progress	366.8	229.1
Property and equipment, gross	1,670.4	1,471.7
Accumulated depreciation	(899.6)	(911.1)
Property and equipment, net	$770.8	$560.6
Depreciation of property and equipment totaled $76.7 million, $64.9 million and $50.9 million for the years ended June 28, 2020, June 30, 2019 and June 24, 2018, respectively.
During the years ended June 28, 2020, June 30, 2019 and June 24, 2018, the Company recognized approximately $3.3 million, $0.2 million and $7.4 million, respectively, as losses on disposals or impairments of property and equipment. For the year ended June 28, 2020, these charges are reflected in other operating expense as all amounts related to the Company's factory optimization plan. For the years ended June 30, 2019 and June 24, 2018, these charges are reflected in loss on disposal or impairment of other assets in the consolidated statements of operations.
The Company's tangible long-lived assets by country are as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
United States	$758.2	$552.4
China	2.6	2.7
Other	10.0	5.5
Total	$770.8	$560.6
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Accounts payable, trade	$88.1	$68.1
Accrued salaries and wages	42.3	65.8
Accrued expenses	55.3	28.7
Other	4.1	1.9
Accounts payable and accrued expenses	$189.8	$164.5
Accumulated Other Comprehensive Income, net of taxes
Accumulated other comprehensive income, net of taxes consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Currency translation gain	$9.5	$9.5
Net unrealized gain on available-for-sale securities (1)	6.5	—
Accumulated other comprehensive income, net of taxes	$16.0	$9.5
(1) Amounts as of June 28, 2020 and June 30, 2019 include a $2.4 million loss related to tax on unrealized gain (loss) on available-for-sale securities.
Other Operating Expense
The following table summarizes the components of other operating expense:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Factory optimization restructuring	$8.5	$4.1	$—
Severance and other restructuring	0.6	2.8	3.8
Total restructuring costs	9.1	6.9	3.8
Project, transformation and transaction costs	12.2	16.9	8.5
Factory optimization start-up costs	9.5	1.5	—
Non-restructuring related executive severance	2.1	1.3	4.5
Other operating expense	$32.9	$26.6	$16.8
See Note 19, "Restructuring" for more details on the Company's restructuring costs.
Non-Operating (Income) Expense, net
The following table summarizes the components of non-operating (income) expense, net:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
(Gain) loss on sale of investments, net	($1.5)	$0.1	$0.1
(Gain) loss on equity investment	(14.2)	16.2	(7.1)
Gain on partial debt extinguishment	(11.0)	—	—
Gain on arbitration proceedings	(7.9)	—	—
Interest income	(16.3)	(13.9)	(9.1)
Interest expense	34.9	26.0	7.3
Foreign currency (gain) loss, net	(2.0)	1.3	(1.8)
Other, net	(0.5)	(0.3)	0.2
Non-operating (income) expense, net	($18.5)	$29.4	($10.4)
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
The Company reclassified a net gain of 2.0 million on available for sale securities out of accumulated other comprehensive income (loss) for the fiscal year ended June 28, 2020, of which a $1.5 million net gain from continuing operations was reclassified to non-operating (income) expense, net and a $0.5 million net gain was reclassified to net income (loss) from discontinued operations on the consolidated statements of operations. For the fiscal years ended June 30, 2019 and June 24, 2018, a net loss of $0.1 million and $0.1 million on available for sale securities out of accumulated other comprehensive income (loss) was reclassified to non-operating (income) expense, net on the consolidated statements of operations. There was no tax impact on any reclassifications.
Additionally, the Company reclassified $5.2 million of currency translation loss out of accumulated other comprehensive income (loss) for the fiscal year ended June 30, 2019 as a result of the sale of the Lighting Products business unit. Amounts were reclassified to net loss from discontinued operations on the consolidated statement of operations.
Statements of Cash Flows - non-cash activities

	Twelve months ended
Non-cash operating activities	June 28, 2020	June 30, 2019	June 24, 2018
Lease asset and liability additions (1)	$28.3	$—	$—
Lease asset and liability modifications, net	4.8	—	—
(1) $11.0 million relates to the increase of right-of-use assets and matching lease liabilities as a result of adopting ASC 842. See Note 5, "Leases", for further information.
Accrued property and equipment as of June 28, 2020, June 30, 2019 and June 24, 2018 was $79.4 million, $20.1 million and $13.8 million, respectively.